SCHEDULE OF GOODWILL REPORTABLE SEGMENTS (Details) - Seamless Group Inc. [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Segment Reporting Information [Line Items]
Goodwill	$ 27,001,383	$ 27,001,383	$ 27,001,383	[1]	$ 19,229,528
Remittance Services Expense [Member]
Segment Reporting Information [Line Items]
Goodwill		12,921,592	12,921,592
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Goodwill		$ 14,079,791	$ 14,079,791

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.